Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	PPRO
Entity Registrant Name	PATENT PROPERTIES, INC.
Entity Central Index Key	0001294649
Entity Filer Category	Smaller Reporting Company